LIQUIDITY MATTERS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Liquidity Matters (Textual)
Net loss	$ 6,208,074	$ 14,494,915
Cash		5,449,751
Cash balance	$ 1,352,983	$ 5,449,751